Average Annual Total Returns - Steward Global Equity Income Fund	Class C 1 Year	Class C Since Class Inception	Class C Inception Date	Class R6 1 Year	Class R6 Since Class Inception	Standard & Poor's Global 1200 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Standard & Poor's Global 1200 Index (reflects no deduction for fees, expenses or taxes) Since Class Inception	MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes) Since Class Inception
Total	6.47%	7.02%	Dec. 14, 2017	8.75%	7.84%	15.58%	10.93%	(0.03%)	4.58%